Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31
	2018	2019
Cash on hand	$2,318	$1,723
Deposits in banks	28,906,583	22,201,308
	$28,908,901	$22,203,031

Summary of Market Rate Intervals of Time Deposits	The market rate intervals of time deposits at the end of the reporting period were as follows:
	December 31
	2018	2019
Fixed deposits	2.57%	—